Financial instruments (Details Textual) ₨ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) INRPerUSD	Mar. 31, 2021 INR (₨) INRPerUSD	Mar. 31, 2020 INR (₨)
Financial instruments [Line Items]
Other non-financial assets	₨ 12,449	₨ 12,717
Other non-financial liabilities	14,491	13,091
Derivative financial assets	1,906	1,218
Derivative financial liabilities	479	326
Gains (losses) on cash flow hedges, net of tax	594	804	₨ (719)
Reserve of cash flow hedges	1,284	(401)
Wockhardt limited [member]
Financial instruments [Line Items]
Business combination contingent consideration liability		420
Nimbus Health, GmbH [member]
Financial instruments [Line Items]
Business Combination consideration payable	84
Interest rate swap contract [member]
Financial instruments [Line Items]
Gains (losses) on cash flow hedges, net of tax	₨ 32	₨ 164	33
Nominal amount of hedging instrument | INRPerUSD	0	7,240
Other comprehensive income, net of tax, cash flow hedges	₨ 0	₨ 0	₨ 0